Share of Associates and Joint Ventures' Profit (Loss) (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of share of associates and joint ventures’ profit (loss) [Abstract]
Disclosure of share of associates and joint ventures’ profit (loss)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

Revenue	297	286	582
Operating costs, special items and other expenses	(227)	(259)	(472)
Net interest received (paid)	5	4	(8)
Profit (loss) before taxation	75	31	102
Taxation	(13)	(1)	(9)
Profit (loss) after taxation	62	30	93
Net impairment reversal of investments in associates	10	8	15
Net impairment reversal of investments in joint ventures	6	2	14
	78	40	122